Lease Operating Expenses (Details) (Gastar, Proven reserves, oil & natural gas production and undeveloped leasehold interest, USD $)	9 Months Ended
Mar. 31, 2014
Gastar | Proven reserves, oil & natural gas production and undeveloped leasehold interest
Lease Operating Expenses
Quarterly payments for volume shortfalls	$ 600,000